Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of DCN/DCD and derivative instruments measured and recorded at fair value

	As of December 31,
Significant Other Observable Inputs (Level 2)	2022	2023
	RMB	RMB
Short-term investments
DCN/DCD and interest rate swap	835,896	299,106
Wealth management products	4,077,716	3,279,813
Long-term investments
Wealth management products	1,653,276	69,629
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	31,155	44,521
Foreign exchange forward contracts	1,754	13,967

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5-10 years
Buildings	20 years

Disaggregation of revenue

	Year Ended December 31,
	2021		2022		2023
	RMB	%	RMB	%	RMB	US$	%

Express delivery services	27,450,922	90.3	32,575,698	92.1	35,488,060	4,998,389	92.4
Freight forwarding services	1,529,601	5.0	1,212,677	3.4	906,802	127,720	2.4
Sale of accessories	1,231,283	4.0	1,384,674	3.9	1,876,624	264,317	4.9
Others	194,033	0.7	203,947	0.6	147,429	20,765	0.3
Total revenues	30,405,839	100.0	35,376,996	100	38,418,915	5,411,191	100.0

ZTO Express and its subsidiaries (the "VIE")
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2022	2023
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	2,752,475	2,808,795
Restricted cash	—	117,324
Accounts receivable, net	621,395	359,207
Financing receivables, net	847,054	955,424
Short-term investment	270,345	548,273
Inventories	28,151	20,405
Advances to suppliers	51,550	82,252
Prepayments and other current assets	1,197,862	2,109,425
Amounts due from related parties (1)	6,580,240	10,579,479
Total current assets	12,349,072	17,580,584
Investments in equity investees	343,692	252,265
Property and equipment, net	5,916,022	5,928,466
Land use rights, net	1,217,531	1,234,585
Operating lease right-of-use assets	706,810	635,647
Goodwill	4,157,111	4,157,111
Deferred tax assets	436,558	300,761
Long-term investment	699,885	500,000
Long-term financing receivables, net	1,128,807	891,191
Other non-current assets	382,449	134,678
TOTAL ASSETS	27,337,937	31,615,288
Liabilities
Current liabilities:
Short-term bank borrowings	5,394,423	7,365,990
Accounts payable	1,607,764	1,892,652
Advances from customers	1,355,910	1,709,101
Income tax payable	165,973	198,294
Amounts due to related parties	39,770	197,021
Operating lease liabilities, current	216,799	181,275
Other current liabilities	4,908,777	4,430,580
Total current liabilities	13,689,416	15,974,913
Non-current operating lease liabilities	422,629	424,311
Deferred tax liabilities	92,344	81,971
TOTAL LIABILITIES	14,204,389	16,481,195
(1)	Included amounts due from other consolidated subsidiaries of RMB6,554,502 and RMB10,556,052 as of December 31, 2022 and 2023, respectively.

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total revenue	29,721,135	31,981,790	31,276,014
Net income (1)	1,237,524	2,453,641	2,003,952
Net cash provided by (used in) operating activities (2)	976,290	805,413	(1,261,654)
Net cash used in investing activities	(877,285)	(1,521,688)	(536,180)
Net cash provided by financing activities	55,212	2,537,808	1,971,478
Net (decrease) increase in cash and cash equivalents	154,217	1,821,533	173,644
Cash and cash equivalents and restricted cash at beginning of year	776,725	930,942	2,752,475
Cash and cash equivalents and restricted cash at end of year	930,942	2,752,475	2,926,119
(1)	Included inter-company transportation fees, service fees and rental fees charged by other consolidated subsidiaries of RMB14,967,293, RMB14,587,084 and RMB13,984,286 for the years ended December 31, 2021, 2022 and 2023, respectively.
(2)	Included inter-company operating cash outflow of RMB15,973,616, RMB20,739,098 and RMB17,985,836 to other consolidated subsidiaries for the years ended December 31, 2021, 2022 and 2023, respectively.